Note 9 - Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Property Plant And Equipment [Table Text Block]
	December 31
	2019	2018
Cost
Land	$2,510	$2,510
Buildings	6,066	6,066
Equipment	19,350	19,186
Furniture and fixtures	705	751
Leasehold improvements	2,541	2,182
Transportation equipment	655	664
Property leased to others	4,242	4,141
ROU assets	3,699	-
	39,768	35,500

Accumulated depreciation
Buildings	2,088	1,947
Equipment	17,387	18,014
Furniture and fixtures	633	735
Leasehold improvements	2,117	2,064
Transportation equipment	565	537
Property leased to others	530	415
ROU assets	957	-
	24,277	23,712

Property and equipment pending for inspection	60	1,926

Total	$15,551	$13,714